Organization and Nature of Operations (2013 Transaction - Acquisition of Commonly Controlled Business from Shanda Online) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Aug. 31, 2013
Shanda Online [Member]
Business Acquisition [Line Items]
Ownership Percentage by Shanda	93.76%
Ownership Percentage by Shanda Games	6.24%
Platform Services and Prepaid Card Distribution Businesses [Member]
Business Acquisition [Line Items]
Total consideration		$ 812.7